FAIR VALUE MEASUREMENTS - Additional Information (Details) - JAWS Spitfire Acquisition Corporation	4 Months Ended
Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in the Trust Account	$ 345,000,000
Fair value assets level 1 to level 2 transfers	0
Fair value assets level 2 to level 1 transfers	0
Fair value assets transferred into (out of) level 3	$ 0